Consolidated Statements Of Changes In Shareholders' Deficit (Parentheticals) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Shares Held	29,633,200
EatBetter Holding Limited [Member]
Common Shares Held	29,633,200	0	0